Common Stock (Tables)	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Schedule of Outstanding Common Stock
The following table shows the number of shares of common stock outstanding and changes in each class of share:

	Class A	Class B	Total
Balance at December 31, 2023	200,000,000	—	200,000,000
Reclassification(a)	(200,000,000)	200,000,000	—
Initial public offering(b)	38,870,000	(38,870,000)	—
Shares issued under long-term incentive plans	6,949	—	6,949
Balance at June 30, 2024	38,876,949	161,130,000	200,006,949
__________________
(a)On April 11, 2024, the Company filed an amended and restated certificate of incorporation with the Secretary of State of the State of Delaware, which, among other things, reclassified all shares of the Company’s Class A common stock outstanding into shares of Class B common stock. The amended and restated certificate of incorporation, as well as the Company’s amended and restated bylaws, became effective upon such filing.
(b)On April 16, 2024, the Company completed its initial public offering of an aggregate of 38,870,000 shares of Class A common stock by UL Standards & Engagement at a price to the public of $28.00 per share, which included the exercise in full by the underwriters of their overallotment option to purchase an additional 5,070,000 shares of Class A common stock. The Company did not receive any proceeds from the initial public offering.